Stockholders' Deficit (Narrative) (Details) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2019	Nov. 01, 2019	Apr. 28, 2015	Aug. 06, 2013	Nov. 08, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, shares authorized						1,000,000		1,000,000		1,000,000	1,000,000
Principal amount of notes converted in stock								$ 41,360	$ 237,616	$ 237,618
Fair value of stock issued in conversion of debt									237,618	237,618
Gain (loss) on debt settlement						$ (131,679)	$ (1,904,700)	(1,128,259)	(2,229,100)	(3,488,400)
Settlement on derivative liabilities						221,394		116,056
Shares issued for stock payable, value
Shares issued for services, value							1,264,200		1,264,200	1,264,200
Stock-based compensation - officer, value						$ 916,200	$ 61,638	$ 1,482,026	$ 524,638	$ 808,174	463,750
Stock Option Plan - April 28, 2015
Total common stock shares could be issued under stock option plan			1
Description of stock option plan			On April 28, 2015, the Board of Directors of the Company approved of the Company’s 2015 Stock Option Plan (the “2015 Plan”) to attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company's business. Under the plan, a total of 1 share of authorized common stock have been reserved for issuance pursuant to grants approved by the Board of Directors. The plan requires stock options to have a maximum term of ten years and may be subject to certain vesting requirements. Stock option are to be priced at no less than 70% of the market value of the Company's common stock on the option's grant date. If a grant to a person who own shares representing more than 10% of the voting power of all classes of shares of the Company, stock option are to be priced at no less than 100% of the market value of the Company's common stock on the option's grant date. No stock options have been granted since the inception of the 2015 Plan.
No of shares granted								1				433	433
Common Stock [Member]
No of shares of common stock issued in conversion of debt									73	73
Fair value of stock issued in conversion of debt
Shares issued for stock payable, shares									20	20
Shares issued for stock payable, value
Shares issued for services, shares							42,000		42,000	42,000
Shares issued for services, value							$ 4		$ 4	$ 4
Stock-based compensation - officer, shares						74,387		104,387
Stock-based compensation - officer, value						$ 7		$ 11
No of shares yet to be issued for stock-based compensation - salaries						0		0		11,468
Common Stock [Member] | Non-Redeemable Convertible Notes [Member]
No of shares of common stock issued in conversion of debt								18,200
Gain (loss) on debt settlement								$ (1,129,180)
Common Stock [Member] | Convertible Notes [Member]
Principal amount of notes converted in stock								40,314
Debt discount portion of debt converted into stock								$ 38,665
No of shares of common stock issued in conversion of debt								8,600
Fair value of stock issued in conversion of debt								$ 63,160
Gain (loss) on debt settlement								921
Settlement on derivative liabilities								$ 62,432
Common Stock [Member] | Convertible Notes [Member] | Consulting Services [Member]
Share price, per share						$ 80.00		$ 80.00
Shares issued for stock payable, shares								100
Shares issued for stock payable, value								$ 8,000
Common Stock [Member] | Convertible Notes [Member] | Consulting Services [Member]
Share price, per share						70.00		$ 70.00
Shares issued for services, shares								100
Shares issued for services, value								$ 7,000
Common Stock [Member] | Settlement of Accounts Payable [Member] | Consulting Services [Member]
Share price, per share						5.40		$ 5.40
Common Stock [Member] | Settlement Of Stock Payable [Member] | Nadav Elituv, Chief Executive Officer [Member]
Share price, per share						30.10		$ 30.10
Stock-based compensation - officer, shares								30,000
Stock-based compensation - officer, value								$ 903,000
Common Stock [Member] | Settlement Of Salary Payable [Member] | Nadav Elituv, Chief Executive Officer [Member]
No of shares of common stock issued in conversion of debt								24,387
Fair value of stock issued in conversion of debt								$ 151,200
Share price, per share						6.20		$ 6.20
Common Stock [Member] | Settlement Of Stock Based Compensation [Member] | Nadav Elituv, Chief Executive Officer [Member]
No of shares of common stock issued in conversion of debt								50,000
Fair value of stock issued in conversion of debt								$ 765,000
Share price, per share						15.30		$ 15.30
Common Stock [Member] | Settlement Of Advances Payable [Member] | Nadav Elituv, Chief Executive Officer [Member]
No of shares of common stock issued in conversion of debt								1,524
Fair value of stock issued in conversion of debt								$ 9,448
Share price, per share						$ 6.20		$ 6.20
Subsequent Event [Member] | Common Stock [Member]
Reverse stock split	1 for 1000
Subsequent Event [Member] | Common Stock [Member] | Non-Redeemable Convertible Notes [Member]
Principal amount of notes converted in stock					$ 10,550
No of shares of common stock issued in conversion of debt					105,500
Fair value of stock issued in conversion of debt					$ 170,150
Subsequent Event [Member] | Common Stock [Member] | Convertible Notes [Member]
Principal amount of notes converted in stock					$ 41,130
No of shares of common stock issued in conversion of debt					62,000
Fair value of stock issued in conversion of debt					$ 80,800
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized				200,000
Preferred stock, convertible terms				Each share of Series A Stock is convertible into one thousand (1,000) shares of common stock of the Company
Preferred stock, voting rights				Each share of Series A Stock is entitled to the number of votes equal to the aggregate number of shares of common stock into which the Holder’s share of Series A Stock is convertible, multiplied by one hundred (100).
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Nadav Elituv, Chief Executive Officer [Member]
Stock-based compensation - officer, shares		30,000